Accounting Policies (Details) - Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles	12 Months Ended
Dec. 31, 2023
Property (Right-of-use assets) [Member] | Minimum [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles [Line Items]
Estimated useful life in years	1 year
Property (Right-of-use assets) [Member] | Maximum [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles [Line Items]
Estimated useful life in years	10 years
Vehicles (Right-of-use assets) [Member] | Minimum [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles [Line Items]
Estimated useful life in years	1 year
Vehicles (Right-of-use assets) [Member] | Maximum [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles [Line Items]
Estimated useful life in years	4 years
Vehicles [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles [Line Items]
Estimated useful life in years	6 years
Other equipment, operating and office equipment [Member] | Minimum [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles [Line Items]
Estimated useful life in years	3 years
Other equipment, operating and office equipment [Member] | Maximum [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles [Line Items]
Estimated useful life in years	14 years
Technical equipment and machinery [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles [Line Items]
Estimated useful life in years	20 years